INTANGIBLE ASSETS AND GOODWILL	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Intangible Assets And Goodwill
INTANGIBLE ASSETS AND GOODWILL

9.	INTANGIBLE ASSETS AND GOODWILL

Indefinite lived intangible assets and goodwill	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$
Balance – beginning	725,668	725,668	399,338
Additions – grower licenses	-	-	326,330
Balance – ending	725,668	725,668	725,668

Additions during the year ended October 31, 2022, resulted from the HSCP Transaction (Note 6.1).

9.	INTANGIBLE ASSETS AND GOODWILL

Indefinite lived intangible assets and goodwill	September 30, 2024	December 31, 2023
	$	$
Balance – beginning	725,668	725,668
Additions – grower licenses	532,000	-
Balance – ending	1,257,668	725,668